UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Michael W. Stockton

International Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM
Investment portfolio
March 31, 2016
unaudited
Common stocks 88.75% Financials 18.21%	Shares	Value (000)
AXA SA	7,434,200	$175,025
Sun Hung Kai Properties Ltd.	11,902,069	145,528
AIA Group Ltd.	23,914,600	135,490
Prudential PLC	7,237,572	135,239
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	24,900,000	106,507
ICICI Bank Ltd.	17,817,000	63,670
ICICI Bank Ltd. (ADR)	4,250,000	30,430
HDFC Bank Ltd.[1]	3,196,694	60,536
HDFC Bank Ltd. (ADR)	470,307	28,985
Banco Santander, SA	20,145,650	88,807
Fairfax Financial Holdings Ltd.	96,739	54,174
Fairfax Financial Holdings Ltd. (CAD denominated)	58,200	32,582
Fibra Uno Administración, SA de CV	33,950,000	78,915
Svenska Handelsbanken AB, Class A	5,707,000	72,618
Toronto-Dominion Bank (CAD denominated)	1,670,000	72,085
Sumitomo Mitsui Financial Group, Inc.	2,302,000	69,789
Brookfield Property Partners LP	2,842,500	65,889
Link Real Estate Investment Trust	10,572,152	62,691
Allianz SE	319,100	51,906
National Australia Bank Ltd.	2,367,029	47,611
Shinsei Bank, Ltd.	33,844,000	44,205
Ping An Insurance (Group) Co. of China, Ltd., Class H	7,500,000	35,869
ORIX Corp.	2,200,000	31,384
BNP Paribas SA	603,500	30,374
Sampo Oyj, Class A	595,000	28,260
Suncorp Group Ltd.	3,000,000	27,389
Sino-Ocean Land Holdings Ltd.	43,005,500	20,346
Tokio Marine Holdings, Inc.	561,000	18,942
Industrial and Commercial Bank of China Ltd., Class H	26,600,000	14,882
Sberbank of Russia (ADR)	1,794,000	12,486
Sumitomo Mitsui Trust Holdings, Inc.	3,527,000	10,329
Piraeus Bank SA2	241,543	62
		1,853,005
Consumer discretionary 12.26%
Ryohin Keikaku Co., Ltd.	475,800	100,618
Paddy Power Betfair PLC	710,050	99,057
ProSiebenSat.1 Media SE	1,475,000	75,839
adidas AG	580,000	67,978
Hyundai Mobis Co., Ltd.	300,000	65,320
MGM China Holdings Ltd.	41,730,400	63,800
Dixons Carphone PLC	9,786,000	59,917
Pearson PLC	4,510,000	56,678
Toyota Motor Corp.	1,047,000	55,371
NOS, SGPS, SA	8,086,076	53,919
Steinhoff International Holdings NV	4,385,256	28,767
Steinhoff International Holdings NV	3,758,062	24,653
International Growth and Income Fund — Page 1 of 9

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Intercontinental Hotels Group PLC	1,292,000	$53,275
Wynn Macau, Ltd.[2]	33,831,200	52,334
Barratt Developments PLC	6,092,500	49,046
HUGO BOSS AG	684,930	44,924
OPAP SA	5,692,048	40,028
Maruti Suzuki India Ltd.	681,000	38,217
Christian Dior SE	203,800	36,965
SES SA, Class A (FDR)	1,190,000	34,848
Cie. Financière Richemont SA, Class A	499,500	33,013
Kroton Educacional SA, ordinary nominative	9,600,000	30,650
Publicis Groupe SA	432,000	30,335
Eutelsat Communications SA	874,706	28,257
Fuji Media Holdings, Inc.	885,000	9,719
Don Quijote Holdings Co., Ltd.	262,000	9,102
SJM Holdings Ltd.	6,411,000	4,578
		1,247,208
Energy 8.10%
Enbridge Inc. (CAD denominated)	5,161,996	200,955
Royal Dutch Shell PLC, Class B	7,084,000	172,965
Royal Dutch Shell PLC, Class B (ADR)	85,000	4,181
TOTAL SA	2,770,644	126,298
Pembina Pipeline Corp.	2,860,406	77,327
Schlumberger Ltd.	810,000	59,737
LUKOIL Oil Co. PJSC (ADR)	1,158,600	44,508
Galp Energia, SGPS, SA, Class B	2,875,000	36,150
Keyera Corp.	1,102,000	33,448
Coal India Ltd.	6,805,000	30,001
China Petroleum & Chemical Corp., Class H	45,000,000	29,527
Gazprom PJSC (ADR)	2,085,000	8,992
		824,089
Information technology 7.92%
Taiwan Semiconductor Manufacturing Co., Ltd.	63,603,506	320,152
Nintendo Co., Ltd.	782,900	111,301
Vanguard International Semiconductor Corp.	50,975,000	79,668
Murata Manufacturing Co., Ltd.	541,000	65,231
AAC Technologies Holdings Inc.	8,412,000	64,305
ASML Holding NV	391,500	39,773
ASM Pacific Technology Ltd.	4,958,000	38,923
STMicroelectronics NV	6,943,000	38,538
Tech Mahindra Ltd.	4,320,500	30,987
Quanta Computer Inc.	9,999,830	17,462
		806,340
Telecommunication services 7.22%
Vodafone Group PLC	35,471,000	112,691
BT Group PLC	15,480,000	97,937
China Mobile Ltd.	7,597,000	84,663
TDC A/S	14,445,000	70,698
Mobile TeleSystems OJSC (ADR)	7,815,000	63,223
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	228,639,912	57,332
Orange	2,630,000	46,072
HKT Trust and HKT Ltd., units	33,284,360	45,825
Telstra Corp. Ltd.	9,140,000	37,343
International Growth and Income Fund — Page 2 of 9

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
SoftBank Group Corp.	760,000	$36,236
NTT DoCoMo, Inc.	1,590,000	36,061
Hellenic Telecommunications Organization SA	1,822,300	16,485
TalkTalk Telecom Group PLC	4,840,000	16,482
KDDI Corp.	530,000	14,156
		735,204
Industrials 7.17%
International Consolidated Airlines Group, SA (CDI)	18,285,000	145,359
Wolseley PLC	2,049,684	115,959
BAE Systems PLC	11,490,000	83,998
Geberit AG	170,700	63,785
Ryanair Holdings PLC (ADR)	651,000	55,869
Meggitt PLC	8,524,491	49,781
Abertis Infraestructuras, SA, Class A	2,959,912	48,669
CK Hutchison Holdings Ltd.	3,505,000	45,499
Adecco SA	574,000	37,399
Airbus Group SE, non-registered shares	500,000	33,198
Edenred SA	1,704,000	33,098
Capita PLC	1,170,000	17,510
		730,124
Consumer staples 7.12%
British American Tobacco PLC	3,656,300	214,781
Kao Corp.	2,182,000	116,385
Nestlé SA	1,302,000	97,289
LAWSON, INC.	813,000	68,048
Booker Group PLC	22,338,000	55,279
Hypermarcas SA, ordinary nominative[2]	6,685,000	52,280
Pernod Ricard SA	382,800	42,688
Shoprite Holdings Ltd.	3,432,150	40,362
President Chain Store Corp.	2,613,000	19,039
Wesfarmers Ltd.	589,620	18,734
		724,885
Utilities 6.91%
Power Assets Holdings Ltd.	17,877,500	182,869
Enel SPA	36,081,900	160,043
EDP - Energias de Portugal, SA	29,684,000	105,588
Rubis SCA	719,158	57,750
Cheung Kong Infrastructure Holdings Ltd.	5,900,000	57,689
National Grid PLC	3,917,744	55,548
SSE PLC	2,297,532	49,233
CLP Holdings Ltd.	3,825,000	34,590
		703,310
Health care 5.66%
Novartis AG	2,332,000	169,040
AstraZeneca PLC	2,570,500	144,076
GlaxoSmithKline PLC	3,675,000	74,528
Bayer AG	419,500	49,310
Novo Nordisk A/S, Class B	871,000	47,244
Sanofi	514,000	41,445
International Growth and Income Fund — Page 3 of 9

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Roche Holding AG, non-registered shares, non-voting	102,000	$25,109
Smith & Nephew PLC	1,520,000	25,062
		575,814
Materials 4.77%
Koninklijke DSM NV	1,595,000	87,726
Air Liquide SA1	392,043	44,227
Air Liquide SA, bonus shares[1]	254,049	28,587
Air Liquide SA, non-registered shares	88,650	9,976
Amcor Ltd.	7,149,600	78,646
James Hardie Industries PLC (CDI)	4,580,000	62,703
Rio Tinto PLC	1,985,000	55,750
Glencore PLC	13,476,856	30,447
Rexam PLC	3,000,000	27,317
Anhui Conch Cement Co. Ltd., Class H	8,117,000	21,764
Potash Corp. of Saskatchewan Inc.	1,229,000	20,918
Vale SA, Class A, preferred nominative	5,620,000	17,787
		485,848
Miscellaneous 3.41%
Other common stocks in initial period of acquisition		347,232
Total common stocks (cost: $8,803,039,000)		9,033,059
Preferred securities 0.15% Financials 0.15%
HSBC Holdings PLC, Series 2, 8.00%	592,795	15,531
Total preferred securities (cost: $15,130,000)		15,531
Rights & warrants 0.00% Financials 0.00%
Piraeus Bank, SA, warrants, expire 2018[1,2]	8,630,614	—
Total rights & warrants (cost: $0)		—
Convertible bonds 0.38% Consumer staples 0.15%	Principal amount (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR214,390	15,471
Financials 0.08%
Bank of Ireland, convertible notes, 10.00% 2016	€7,000	8,174
Miscellaneous 0.15%
Other convertible bonds in initial period of acquisition		15,203
Total convertible bonds (cost: $50,751,000)		38,848
International Growth and Income Fund — Page 4 of 9

unaudited
Bonds, notes & other debt instruments 1.27% Bonds & notes of governments & government agencies outside the U.S. 0.76%	Principal amount (000)	Value (000)
City of Buenos Aires Argentina 8.95% 2021[3,4]	$25,000	$26,937
India (Republic of) 8.60% 2028	INR3,157,300	50,364
		77,301
Corporate bonds & notes 0.36% Consumer discretionary 0.20%
Myriad International Holdings 6.00% 2020[3]	$18,700	20,344
Financials 0.14%
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[3]	5,410	6,235
Société Générale, junior subordinated 6.999% (undated)	€6,200	7,564
		13,799
Consumer staples 0.02%
British American Tobacco International Finance PLC 9.50% 2018[3]	$2,000	2,382
Total corporate bonds & notes		36,525
U.S. Treasury bonds & notes 0.15% U.S. Treasury 0.15%
U.S. Treasury 0.50% 2016[5]	650	650
U.S. Treasury 0.875% 2017[5]	14,775	14,812
Total U.S. Treasury bonds & notes		15,462
Total bonds, notes & other debt instruments (cost: $120,518,000)		129,288
Short-term securities 9.25%
Abbott Laboratories 0.45% due 4/1/2016[3]	30,000	30,000
ANZ New Zealand (International) Ltd. 0.65% due 5/13/2016[3]	20,000	19,989
Apple Inc. 0.44% due 4/19/2016[3]	50,000	49,991
Australia & New Zealand Banking Group, Ltd. 0.54% due 5/3/2016[3]	25,000	24,990
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.61% due 6/8/2016	20,000	19,980
British Columbia (Province of) 0.70% due 7/5/2016	500	499
Chevron Corp. 0.54% due 5/12/2016[3]	40,000	39,983
Export Development Canada 0.61% due 6/20/2016	45,000	44,957
ExxonMobil Corp. 0.49% due 5/9/2016	35,000	34,986
Federal Home Loan Bank 0.30%–0.47% due 4/20/2016–7/5/2016	125,000	124,960
Freddie Mac 0.60% due 1/5/2017	53,100	52,857
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	24,410	24,410
Gotham Funding Corp. 0.50% due 5/9/2016[3]	43,100	43,079
KfW 0.45%–0.53% due 4/25/2016–5/17/2016[3]	64,600	64,573
Liberty Street Funding Corp. 0.68% due 5/13/2016–6/22/2016[3]	70,000	69,937
Mizuho Bank, Ltd. 0.40%–0.61% due 4/18/2016–5/13/2016[3]	61,400	61,381
Nestlé Capital Corp. 0.53% due 6/21/2016[3]	50,000	49,937
Nordea Bank AB 0.53% due 5/23/2016[3]	50,000	49,968
Parker-Hannifin Corp. 0.34% due 4/19/2016[3]	15,000	14,997
Siemens Capital Co. LLC 0.48% due 6/20/2016[3]	6,500	6,493
Sumitomo Mitsui Banking Corp. 0.39% due 4/4/2016[3]	20,000	19,999
Svenska Handelsbanken Inc. 0.72% due 8/9/2016[3]	17,000	16,958
Toronto-Dominion Holdings USA Inc. 0.40% due 4/1/2016[3]	50,000	50,000
International Growth and Income Fund — Page 5 of 9

unaudited
Short-term securities	Principal amount (000)	Value (000)
Total Capital Canada Ltd. 0.58% due 5/25/2016[3]	$11,500	$11,493
Wal-Mart Stores, Inc. 0.45% due 4/25/2016[3]	15,000	14,997
Total short-term securities (cost: $941,304,000)		941,414
Total investment securities 99.80% (cost: $9,930,742,000)		10,158,140
Other assets less liabilities 0.20%		20,368
Net assets 100.00%		$10,178,508
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $172,457,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	4/15/2016	HSBC Bank	$23,642	A$33,044	$(1,671)
Australian dollars	4/28/2016	HSBC Bank	$12,370	A$16,500	(261)
British pounds	4/6/2016	Bank of America, N.A.	$59,912	£43,000	(1,848)
Euros	6/8/2016	JPMorgan Chase	$33,633	€30,500	(1,149)
Japanese yen	4/8/2016	UBS AG	$4,087	¥465,000	(46)
Japanese yen	4/11/2016	HSBC Bank	$4,836	¥550,000	(53)
Japanese yen	4/13/2016	JPMorgan Chase	$2,845	¥322,500	(22)
Japanese yen	4/14/2016	Citibank	$15,071	¥1,700,000	(41)
Japanese yen	4/18/2016	Bank of America, N.A.	$2,285	¥260,000	(27)
Japanese yen	4/18/2016	Bank of America, N.A.	$4,087	¥465,000	(47)
Japanese yen	4/18/2016	UBS AG	$10,416	¥1,185,000	(119)
Japanese yen	4/22/2016	UBS AG	$19,028	¥2,140,000	—[6]
Japanese yen	4/26/2016	Bank of New York Mellon	$6,954	¥789,287	(65)
Japanese yen	4/28/2016	JPMorgan Chase	$4,098	¥465,000	(37)
Japanese yen	5/11/2016	Bank of America, N.A.	$10,294	¥1,162,000	(43)
Japanese yen	6/6/2016	Bank of America, N.A.	$5,290	¥600,000	(51)
					$(5,480)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $133,350,000, which represented 1.31% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $694,663,000, which represented 6.82% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,736,000, which represented .05% of the net assets of the fund.
[6]	Amount less than one thousand.
International Growth and Income Fund — Page 6 of 9

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
International Growth and Income Fund — Page 7 of 9

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,792,469	$60,536	$—	$1,853,005
Consumer discretionary	1,247,208	—	—	1,247,208
Energy	824,089	—	—	824,089
Information technology	806,340	—	—	806,340
Telecommunication services	735,204	—	—	735,204
Industrials	730,124	—	—	730,124
Consumer staples	724,885	—	—	724,885
Utilities	703,310	—	—	703,310
Health care	575,814	—	—	575,814
Materials	413,034	72,814	—	485,848
Miscellaneous	347,232	—	—	347,232
Preferred securities	15,531	—	—	15,531
Rights & warrants	—	—	—	—
Convertible bonds	—	38,848	—	38,848
Bonds, notes & other debt instruments	—	129,288	—	129,288
Short-term securities	—	941,414	—	941,414
Total	$8,915,240	$1,242,900	$—	$10,158,140

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(5,480)	$—	$(5,480)
*	Forward currency contracts are not included in the investment portfolio.
International Growth and Income Fund — Page 8 of 9

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,037,798
Gross unrealized depreciation on investment securities	(867,022)
Net unrealized appreciation on investment securities	170,776
Cost of investment securities	9,987,364

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
£ = British pounds
INR = Indian rupees
¥ = Japanese yen
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-034-0516O-S49242	International Growth and Income Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 27, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: May 27, 2016